Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
6.      PROPERTY AND EQUIPMENT

The following is a summary of property and equipment and accumulated depreciation:

	2012	2011

Office equipment	$28,853	$28,853
Computer hardware	5,013	5,013

Total cost	33,866	33,866
Less: Accumulated depreciation	32,246	31,768

Net book value	$1,620	$2,098

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $522, $711 and $924, respectively.